Fair Value of Financial Instruments - Contingent Consideration (Details) - Tradeweb Markets LLC - Predecessor	Dec. 31, 2017 item
Standard deviation
Fair Value of Financial Instruments
Contingent consideration, measurement input	1,666,667
Revenue multiple
Fair Value of Financial Instruments
Contingent consideration, measurement input	7.03
Discount rate
Fair Value of Financial Instruments
Contingent consideration, measurement input	0.0164